Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Parenthetical) (Detail) - SEK (kr)
kr in Millions
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current deferred sales commissions	kr 345	kr 316
Current trade receivables	48,413	45,399
Customer ﬁnance, current	4,955	2,719
Associates [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current trade receivables	kr 70	kr 0